Commitments (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Finance Lease And Operating Lease By Lessee [Abstract]
Summary of Lease Commitments - Operating

	2018	2017	2016
	$'000	$'000	$'000
Lease commitments - operating
Committed at the reporting date but not recognised as liabilities, payable:
Within one year	219	169	126
One to five years	293	89	98
	512	258	224